Share-based Payment - Summary of Number and Weighted Average Exercise Prices of Market Performance Options (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance				$ 155.05	$ 155.05
Weighted average exercise price, Options outstanding, Ending balance	$ 155.05	$ 155.05	$ 155.05	155.05		$ 155.05
Options outstanding, Beginning balance			157,142
Granted	0
Options outstanding , Ending balance	157,142		157,142		157,142
Options exercisable	21,429		21,429
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance			$ 155.05	$ 155.05	$ 155.05	154.12
Weighted average exercise price						40.64
Weighted average exercise price, Options outstanding, Ending balance					155.05	155.05
Weighted average exercise price, Options exercisable					$ 155.05	$ 155.05
Options outstanding, Beginning balance			157,142	157,142	157,142	157,857
Exercised						(715)
Options outstanding , Ending balance		157,142		157,142	157,142	157,142
Options exercisable		21,429		21,429	21,429	21,429
Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		0	114,000